Operating Lease (Tables)	6 Months Ended
Sep. 30, 2025
Operating Lease [Abstract]
Schedule of Operating Lease Related Assets and Liabilities

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	As of
	September 30, 2025	March 31, 2025
Rights of use lease assets	$215,164	$269,664

Operating lease liabilities	$222,772	$270,866

The weighted average remaining lease terms and discount rates for the above operating lease were as follows as of September 30, 2025 and March 31, 2025:

	As of
	September 30, 2025	March 31, 2025
Remaining lease term and discount rate
Weighted average remaining lease term (years)	1.74	2.24
Weighted average discount rate	5%	5%

Schedule of Maturities of Lease Liabilities

The following is a schedule, by years, of maturities of lease liabilities as of September 30, 2025:

Six months ending March 31, 2026	$84,530
Twelve months ending March 31, 2027	114,299
Twelve months ending March 31, 2028	32,970
Less: imputed interest	(9,028)
Present value of lease liabilities	$222,772